Schedule of Investments (unaudited)
November 30, 2025
iShares® ESG Aware MSCI EM ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Brazil — 3.5%
B3 SA - Brasil Bolsa Balcao	9,282,629	$26,189,644
Energisa SA	648,071	6,013,462
Engie Brasil Energia SA	3,158,960	18,298,574
Motiva Infraestrutura de Mobilidade SA	9,171,989	27,733,245
NU Holdings Ltd./Cayman Islands, Class A(a)	1,269,450	22,075,735
Petroleo Brasileiro SA - Petrobras	4,074,969	25,528,436
Raia Drogasil SA	1,349,203	6,025,834
Rumo SA	3,954,160	12,511,735
TIM SA/Brazil	1,253,073	5,887,590
TOTVS SA	1,839,218	14,843,713
Vibra Energia SA	3,948,008	18,431,456
XP Inc., Class A	543,280	10,708,049
		194,247,473
Chile — 0.8%
Enel Americas SA	221,313,314	21,457,029
Enel Chile SA	288,230,103	22,358,344
		43,815,373
China — 28.8%
3SBio Inc.(b)	1,446,000	5,828,098
Agricultural Bank of China Ltd., Class H	14,494,000	10,872,718
Alibaba Group Holding Ltd.	8,888,368	174,876,791
Alibaba Health Information Technology Ltd.(a)	9,174,000	6,616,026
ANTA Sports Products Ltd.	1,265,400	13,861,743
Baidu Inc., Class A(a)	1,362,462	20,087,269
Bank of China Ltd., Class H	10,007,000	6,029,365
Beijing Kingsoft Office Software Inc., Class A	129,728	5,736,852
BeOne Medicines Ltd., Class H(a)	489,100	12,924,051
Bosideng International Holdings Ltd.	26,146,000	16,689,215
BYD Co. Ltd., Class H	1,953,900	24,556,316
China CITIC Bank Corp. Ltd., Class H	15,383,000	14,188,901
China Construction Bank Corp., Class A	6,438,200	8,803,171
China Construction Bank Corp., Class H	77,909,000	82,077,369
China Life Insurance Co. Ltd., Class H	3,658,000	12,693,404
China Mengniu Dairy Co. Ltd.	4,044,000	7,830,046
China Merchants Bank Co. Ltd., Class A	3,112,700	18,946,289
China Merchants Bank Co. Ltd., Class H	3,007,500	20,278,723
China Minsheng Banking Corp. Ltd., Class A	21,150,300	12,243,969
China Minsheng Banking Corp. Ltd., Class H	20,247,023	11,327,408
China Pacific Insurance Group Co. Ltd., Class A	1,114,100	5,496,593
China Pacific Insurance Group Co. Ltd., Class H	2,185,600	8,702,239
China Zheshang Bank Co. Ltd., Class A	14,079,000	6,118,158
Chow Tai Fook Jewellery Group Ltd.(c)	3,161,600	5,565,281
CITIC Securities Co. Ltd., Class H	1,753,500	6,042,203
CMOC Group Ltd., Class A	2,350,200	5,433,540
CMOC Group Ltd., Class H	8,217,000	17,150,876
Contemporary Amperex Technology Co. Ltd., Class A	214,185	11,368,070
Contemporary Amperex Technology Co. Ltd., Class H	130,300	7,959,428
ENN Energy Holdings Ltd.	1,612,900	14,744,645
Fosun International Ltd.	17,605,000	11,007,070
Foxconn Industrial Internet Co. Ltd., Class A	1,269,500	10,997,090
Ganfeng Lithium Group Co. Ltd., Class H(b)	820,000	5,184,763
Geely Automobile Holdings Ltd.	5,596,000	12,231,554
Genscript Biotech Corp.(a)	2,566,000	4,933,198
Great Wall Motor Co. Ltd., Class H	2,699,000	5,213,542
Guotai Haitong Securities Co. Ltd.	4,536,100	12,323,490
Guotai Haitong Securities Co. Ltd., Class H(b)	5,464,600	10,927,434
Haier Smart Home Co. Ltd., Class A	1,450,100	5,676,248
Haier Smart Home Co. Ltd., Class A	2,381,200	8,166,504
Security	Shares	Value
China (continued)
Hansoh Pharmaceutical Group Co. Ltd.(b)	2,184,000	$11,323,187
Huaqin Technology Co. Ltd., Class A	445,500	5,574,161
Huatai Securities Co. Ltd., Class A	4,279,002	12,821,761
Huatai Securities Co. Ltd., Class H(b)	2,318,800	5,467,582
IEIT Systems Co. Ltd., Class A	683,400	6,005,829
Industrial & Commercial Bank of China Ltd., Class H	34,106,000	28,274,545
Industrial Bank Co. Ltd., Class A	6,229,700	18,622,752
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	1,459,600	6,077,579
Innovent Biologics Inc.(a)(b)	1,689,500	20,480,761
JD Health International Inc.(a)(b)(c)	735,550	5,819,127
JD.com Inc., Class A	1,640,728	24,543,695
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	647,500	5,708,147
Kanzhun Ltd., ADR	270,174	5,970,845
KE Holdings Inc., Class A	1,198,190	6,908,410
Kingdee International Software Group Co. Ltd.(a)	4,160,000	7,588,478
Kingsoft Corp. Ltd.	1,988,200	7,348,377
Kuaishou Technology(b)	1,092,200	9,587,793
Lenovo Group Ltd.	16,098,000	20,159,560
Li Auto Inc., Class A(a)	1,563,628	14,436,120
Meituan, Class B(a)(b)	2,743,530	35,565,359
MINISO Group Holding Ltd.	1,025,600	5,142,480
NetEase Inc.	1,231,170	34,057,836
NIO Inc., Class A(a)(c)	1,579,019	8,944,707
Orient Securities Co. Ltd., Class A	4,254,005	6,280,954
PDD Holdings Inc., ADR(a)	221,727	25,738,070
People's Insurance Co. Group of China Ltd. (The), Class H	6,312,000	5,732,299
PICC Property & Casualty Co. Ltd., Class H	2,326,000	5,290,434
Ping An Insurance Group Co. of China Ltd., Class A	1,283,600	10,746,389
Ping An Insurance Group Co. of China Ltd., Class H	5,674,000	41,524,732
Pop Mart International Group Ltd.(b)(c)	484,000	14,045,914
Postal Savings Bank of China Co. Ltd., Class A	6,693,400	5,382,395
Postal Savings Bank of China Co. Ltd., Class H(b)	8,479,000	5,998,667
Seres Group Co. Ltd., Class A	571,800	10,231,145
Shenzhen Inovance Technology Co. Ltd., Class A	795,700	7,978,594
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	299,200	8,664,615
Sino Biopharmaceutical Ltd.	6,455,151	5,868,112
Sungrow Power Supply Co. Ltd., Class A	558,153	14,534,745
Sunny Optical Technology Group Co. Ltd.	942,423	7,733,333
TAL Education Group, ADR(a)	479,963	5,279,593
Tencent Holdings Ltd.	3,471,100	274,256,939
Tongcheng Travel Holdings Ltd.	3,704,800	10,457,434
Trip.com Group Ltd.	290,321	20,232,892
Vipshop Holdings Ltd., ADR	502,807	9,875,129
WuXi AppTec Co. Ltd., Class A	1,210,900	15,713,464
Wuxi Biologics Cayman Inc.(a)(b)	4,244,500	17,093,505
Xiaomi Corp., Class B(a)(b)	9,491,600	50,454,755
XPeng Inc., Class A(a)	1,386,896	15,114,403
Yadea Group Holdings Ltd.(b)	5,698,000	9,043,073
Yum China Holdings Inc.	307,464	14,865,615
Zhejiang Leapmotor Technology Co. Ltd., Class H(a)(b)	871,600	5,962,678
		1,592,238,619
Colombia — 0.1%
Grupo Cibest SA	341,095	5,802,758

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® ESG Aware MSCI EM ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Czech Republic — 0.3%
Moneta Money Bank AS(b)	1,638,827	$14,922,432
Egypt — 0.1%
Commercial International Bank - Egypt (CIB)	2,627,110	5,928,336
Greece — 0.6%
Eurobank Ergasias Services and Holdings SA	2,251,121	8,916,211
OPAP SA	566,651	11,581,297
Piraeus Financial Holdings SA	1,600,999	13,142,636
		33,640,144
Hungary — 0.2%
MOL Hungarian Oil & Gas PLC	977,721	8,661,305
India — 14.9%
APL Apollo Tubes Ltd.	280,841	5,409,894
Asian Paints Ltd.	760,267	24,494,691
AU Small Finance Bank Ltd.(b)	672,540	7,199,156
Axis Bank Ltd.	1,597,219	22,922,711
Bajaj Finance Ltd.	2,081,377	24,230,963
Canara Bank	3,586,569	6,097,771
Dabur India Ltd.	2,383,818	13,806,438
Eicher Motors Ltd.	185,148	14,629,727
Eternal Ltd.(a)	4,784,262	16,120,768
HCL Technologies Ltd.	1,495,570	27,251,679
HDFC Bank Ltd.	7,546,541	85,276,343
HDFC Life Insurance Co. Ltd.(b)	1,294,673	11,095,629
Hindalco Industries Ltd.	1,348,266	12,239,441
Hindustan Unilever Ltd.	975,571	26,941,738
ICICI Bank Ltd.	2,125,061	33,092,168
ICICI Lombard General Insurance Co. Ltd.(b)	984,342	21,740,840
ICICI Prudential Life Insurance Co. Ltd.(b)	1,153,538	8,007,665
Indian Hotels Co. Ltd., Class A	697,745	5,823,290
Info Edge India Ltd.	1,848,700	27,589,664
Infosys Ltd.	2,883,357	50,590,852
Kotak Mahindra Bank Ltd.	657,672	15,663,263
Lodha Developers Ltd.(b)	567,191	7,308,605
Mahindra & Mahindra Ltd.	630,991	26,564,397
Mahindra & Mahindra Ltd., GDR	280,255	11,938,863
Marico Ltd.	2,376,839	19,083,338
Mphasis Ltd.	194,384	6,132,114
Oberoi Realty Ltd.	290,297	5,360,006
Oracle Financial Services Software Ltd.	59,078	5,380,648
PB Fintech Ltd.(a)	281,082	5,740,596
Persistent Systems Ltd., NVS	225,952	16,121,623
PI Industries Ltd.	175,644	6,680,868
Power Grid Corp. of India Ltd.	2,583,524	7,819,402
Punjab National Bank	4,889,716	6,828,476
Reliance Industries Ltd.	3,533,288	62,160,556
Shriram Finance Ltd.	748,188	7,150,667
State Bank of India	1,091,821	11,983,644
Sundaram Finance Ltd.	172,758	9,151,219
Supreme Industries Ltd.	204,352	7,775,446
Suzlon Energy Ltd.(a)	8,800,842	5,338,407
Swiggy Ltd.(a)	2,576,144	10,938,596
Tata Communications Ltd.	272,383	5,540,365
Tata Consumer Products Ltd.	1,149,661	15,092,414
Tech Mahindra Ltd.	486,588	8,288,497
Torrent Power Ltd.	385,674	5,689,949
Trent Ltd.	178,522	8,516,804
TVS Motor Co. Ltd.	440,355	17,443,317
Union Bank of India Ltd.	7,272,121	12,510,064
United Spirits Ltd.	731,827	11,876,465
UPL Ltd.	1,140,929	9,709,404
Security	Shares	Value
India (continued)
Voltas Ltd.	588,043	$9,065,845
Wipro Ltd.	5,010,946	14,040,211
Yes Bank Ltd.(a)	22,869,561	5,880,726
		823,336,223
Indonesia — 0.7%
Bank Central Asia Tbk PT	18,832,592	9,377,882
Bank Mandiri Persero Tbk PT	45,459,300	13,204,190
Bank Rakyat Indonesia Persero Tbk PT	37,029,800	8,202,321
GoTo Gojek Tokopedia Tbk PT(a)	1,446,418,200	5,556,697
		36,341,090
Malaysia — 2.6%
AMMB Holdings Bhd	8,643,600	12,455,700
Axiata Group Bhd(c)	14,314,900	8,362,725
CIMB Group Holdings Bhd(c)	15,545,100	28,801,777
Gamuda Bhd	4,624,100	5,991,222
Malayan Banking Bhd	12,096,400	29,021,894
Press Metal Aluminium Holdings Bhd	11,638,600	18,913,239
Public Bank Bhd	6,460,781	6,804,460
SD Guthrie Bhd	4,021,300	5,069,806
Sunway Bhd	19,806,123	26,160,771
		141,581,594
Mexico — 1.4%
America Movil SAB de CV, Series B, Class B	7,246,713	8,347,124
Cemex SAB de CV, NVS	11,333,793	12,187,807
Grupo Aeroportuario del Sureste SAB de CV, Class B	183,071	5,531,943
Grupo Bimbo SAB de CV, Series A, Class A	5,139,474	16,316,236
Grupo Financiero Banorte SAB de CV, Class O	2,324,491	22,376,131
Wal-Mart de Mexico SAB de CV	4,371,634	14,642,979
		79,402,220
Peru — 0.1%
Credicorp Ltd.	29,534	7,596,440
Poland — 1.1%
Allegro.eu SA (a)(b)	2,519,616	22,142,448
KGHM Polska Miedz SA(a)	188,777	10,950,271
ORLEN SA	496,575	12,787,007
Zabka Group SA(a)	2,594,468	16,555,397
		62,435,123
Qatar — 0.5%
Qatar National Bank QPSC	6,063,293	30,109,359
Russia — 0.0%
PhosAgro PJSC(a)(d)	4,826	48
Polyus PJSC(a)(d)	436,460	6
Rosneft Oil Co. PJSC(a)(d)	759,129	98
Sberbank of Russia PJSC(a)(d)	10,004,860	1,289
TCS Group Holding PLC, GDR(a)(d)(e)	124,025	16
		1,457
Saudi Arabia — 2.4%
ACWA Power Co.(a)	97,297	4,956,767
Al Rajhi Bank	1,931,246	49,397,451
Dr Sulaiman Al Habib Medical Services Group Co.	210,191	13,547,877
Etihad Etisalat Co.	1,446,591	24,252,538
Saudi Arabian Mining Co.(a)	584,379	9,505,997
Saudi Telecom Co.	2,762,708	31,441,708
		133,102,338
South Africa — 4.6%
Anglogold Ashanti PLC	317,572	27,077,089
Bid Corp. Ltd.	223,209	5,328,579

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® ESG Aware MSCI EM ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
South Africa (continued)
Clicks Group Ltd.	264,086	$5,370,424
Discovery Ltd.	526,906	6,759,670
FirstRand Ltd.	1,746,449	8,334,309
Gold Fields Ltd.	829,043	35,053,154
Impala Platinum Holdings Ltd.	611,411	7,694,684
MTN Group Ltd.	607,103	5,611,229
Naspers Ltd., Class N	380,529	23,806,053
Nedbank Group Ltd.	1,717,732	25,664,715
NEPI Rockcastle NV	4,174,319	35,760,884
Sanlam Ltd.	4,453,466	23,879,349
Valterra Platinum Ltd.	294,058	20,421,055
Vodacom Group Ltd.	3,002,506	23,544,525
		254,305,719
South Korea — 11.9%
Celltrion Inc.	48,846	6,182,238
Coway Co. Ltd.	106,915	6,269,658
Doosan Co. Ltd.	8,078	4,833,671
Doosan Enerbility Co. Ltd.(a)	234,342	12,218,228
Hana Financial Group Inc.	381,651	24,282,520
Hanwha Systems Co. Ltd.	153,268	4,824,461
HD Hyundai Electric Co. Ltd.	14,572	7,719,759
Hyundai Rotem Co. Ltd.	42,313	5,067,237
Kakao Corp.	171,992	6,888,011
KakaoBank Corp.(c)	589,463	8,703,266
KB Financial Group Inc.	342,425	29,210,484
Korea Investment Holdings Co. Ltd.	43,410	4,746,235
Krafton Inc.(a)	29,846	5,241,592
LG Chem Ltd.	36,631	9,334,664
LG Display Co. Ltd.(a)(c)	954,247	8,171,416
LG Energy Solution Ltd.(a)	17,088	4,755,093
NAVER Corp.	114,237	19,021,526
POSCO Holdings Inc.	51,829	10,937,294
Samsung C&T Corp.	113,608	17,445,535
Samsung Electro-Mechanics Co. Ltd.	45,867	7,863,447
Samsung Electronics Co. Ltd.	2,695,029	185,102,265
Samsung Fire & Marine Insurance Co. Ltd.	18,222	5,965,997
Samsung Life Insurance Co. Ltd.	51,542	5,375,221
Samsung SDI Co. Ltd.(c)	59,132	12,083,394
Samsung SDS Co. Ltd.	46,737	5,365,359
Shinhan Financial Group Co. Ltd.	483,415	25,839,472
SK Biopharmaceuticals Co. Ltd.(a)(c)	132,846	12,669,687
SK Hynix, Inc.	322,717	116,894,301
SK Inc.	120,862	21,874,909
SK Innovation Co. Ltd.	194,220	15,225,016
SK Square Co. Ltd.(a)	76,997	15,721,950
Woori Financial Group Inc.	1,461,522	26,476,476
Yuhan Corp.(c)	68,814	5,728,441
		658,038,823
Taiwan — 21.0%
Accton Technology Corp.	267,000	8,747,389
Advantech Co. Ltd.	585,000	5,380,355
ASE Technology Holding Co. Ltd.	1,783,000	13,078,641
Asia Vital Components Co. Ltd.	302,000	13,295,211
Asustek Computer Inc.	288,000	5,526,953
Cathay Financial Holding Co. Ltd.	18,937,769	38,770,826
Chailease Holding Co. Ltd.	2,155,560	7,083,065
Chunghwa Telecom Co. Ltd.	16,580,000	69,030,087
CTBC Financial Holding Co. Ltd.	7,926,000	10,981,686
Delta Electronics Inc.	1,327,000	39,558,479
E Ink Holdings Inc.	1,049,000	6,433,704
E.Sun Financial Holding Co. Ltd.	39,696,902	38,409,024
Security	Shares	Value
Taiwan (continued)
Eva Airways Corp.	14,519,000	$15,794,562
First Financial Holding Co. Ltd.	51,421,471	45,256,358
Fortune Electric Co. Ltd.	258,200	5,778,860
Fubon Financial Holding Co. Ltd.	5,660,580	16,719,001
Hon Hai Precision Industry Co. Ltd.	4,934,000	35,554,078
King Slide Works Co. Ltd.	83,000	10,124,014
Lite-On Technology Corp.	2,236,000	11,360,966
MediaTek Inc.	720,000	32,085,307
PharmaEssentia Corp.	348,000	5,729,343
SinoPac Financial Holdings Co. Ltd.	17,791,097	15,291,023
Taiwan Semiconductor Manufacturing Co. Ltd.	14,254,000	657,200,369
Teco Electric and Machinery Co. Ltd.	2,221,000	6,222,849
TS Financial Holding Co. Ltd.	27,028,135	15,555,507
United Microelectronics Corp.	12,932,000	18,987,448
Wistron Corp.	1,892,000	8,746,047
Yuanta Financial Holding Co. Ltd.	7,110,430	8,188,770
		1,164,889,922
Thailand — 1.2%
Advanced Info Service PCL, NVDR	1,480,500	14,150,892
Bangkok Dusit Medical Services PCL, NVDR	17,815,700	10,533,159
Delta Electronics Thailand PCL, NVDR	1,922,100	12,102,642
Kasikornbank PCL, NVDR	1,795,200	10,410,178
PTT PCL, NVDR	16,283,900	15,567,140
Siam Cement PCL (The), NVDR	957,900	5,563,036
		68,327,047
Turkey — 0.3%
Akbank TAS	4,072,807	6,213,657
Haci Omer Sabanci Holding AS	6,181,508	11,925,263
		18,138,920
United Arab Emirates — 1.4%
Abu Dhabi Commercial Bank PJSC	5,499,027	21,117,857
Abu Dhabi Islamic Bank PJSC	2,104,249	11,405,359
Aldar Properties PJSC	2,378,578	5,280,721
Emaar Properties PJSC	3,599,617	13,041,902
Emirates NBD Bank PJSC	974,463	6,473,691
First Abu Dhabi Bank PJSC	4,792,877	20,672,272
		77,991,802
Total Common Stocks — 98.5% (Cost: $3,830,541,095)		5,454,854,517
Preferred Stocks
Brazil — 0.5%
Banco Bradesco SA, Preference Shares, NVS	2,102,353	7,774,750
Cia Paranaense de Energia - Copel, 0.00%	2,755,043	7,385,870
Itau Unibanco Holding SA, Preference Shares, NVS	1,710,835	13,342,836
		28,503,456
Colombia — 0.2%
Grupo Cibest SA, Preference Shares	634,255	9,955,879
India — 0.0%
TVS Motor Co. Ltd., 6.00%	2,104,520	235,280

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® ESG Aware MSCI EM ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
South Korea — 0.6%
Samsung Electronics Co. Ltd., Preference Shares, NVS	638,157	$32,637,295
Total Preferred Stocks — 1.3% (Cost: $51,876,290)		71,331,910
Total Long-Term Investments — 99.8% (Cost: $3,882,417,385)		5,526,186,427
Short-Term Securities
Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.11%(f)(g)(h)	23,665,978	23,677,811
Total Short-Term Securities — 0.4% (Cost: $23,677,811)		23,677,811
Total Investments — 100.2% (Cost: $3,906,095,196)		5,549,864,238
Liabilities in Excess of Other Assets — (0.2)%		(12,905,342)
Net Assets — 100.0%		$5,536,958,896

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/25	Shares Held at 11/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$47,441,055	$—	$(23,761,214)(a)	$(563)	$(1,467)	$23,677,811	23,665,978	$534,949 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	4,380,000	—	(4,380,000)(a)	—	—	—	—	258,802	—
				$(563)	$(1,467)	$23,677,811		$793,751	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	127	12/19/25	$8,748	$(188,603)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® ESG Aware MSCI EM ETF

Fair Value Hierarchy as of Period End (continued)
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$583,647,681	$4,871,205,379	$1,457	$5,454,854,517
Preferred Stocks	38,459,335	32,872,575	—	71,331,910
Short-Term Securities
Money Market Funds	23,677,811	—	—	23,677,811
	$645,784,827	$4,904,077,954	$1,457	$5,549,864,238
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(188,603)	$—	$—	$(188,603)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares
PJSC	Public Joint Stock Company